Equity (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended				2 Months Ended	6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended
	Feb. 29, 2012 USD ($)	Sep. 30, 2011 USD ($)	Jul. 31, 2011 USD ($)	Jan. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Feb. 08, 2012 AUD	Jun. 30, 2012 Selling, general and administrative USD ($)	Jun. 30, 2011 Selling, general and administrative USD ($)	Dec. 31, 2011 Selling, general and administrative USD ($)	Dec. 31, 2010 Selling, general and administrative USD ($)	Jun. 30, 2012 Research and development USD ($)	Jun. 30, 2011 Research and development USD ($)	Dec. 31, 2011 Research and development USD ($)	Dec. 31, 2010 Research and development USD ($)
Private Placement
Common stock placed (in shares)	256,875	349,444	572,222	17,858	2,368,576
Common stock sold (in shares)					5,063,968	6,277,538		6,019,663	5,063,968
Common stock offering price (in dollars per share)										8.00
Proceeds from private placement offering, net of transaction costs	$ 2,061	$ 2,838	$ 4,597	$ 99	$ 11,917	$ 2,068	$ 183	$ 7,627	$ 11,917
Stock-Based Compensation
Compensation expense								$ 939	$ 78		$ 402	$ 31	$ 621	$ 55	$ 219	$ 11	$ 318	$ 23